SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL
SHARE CAPITAL

22.                               SHARE CAPITAL

On December 13, 2011, we received regulatory approval allowing us to purchase for cancellation up to 1,564,914 of our common shares by of a normal course issuer bid (“the Bid”) on the Toronto Stock Exchange and the NASDAQ Global Market.  The Bid commenced on December 19, 2011 and will terminate on the earlier of December 18, 2012, the date we complete our purchases, or the date of notice by us of termination.  As at December 31, 2011, no shares have been purchased in the open market.  As of March 5, 2012, we had purchased 400,000 common shares in the open market at an average price of $7.59 per share.